RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS - ICMS PIS/ PASEP and Cofins credits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Taxes included in noncurrent assets	R$ 228,146	R$ 1,615,655
Amount of liability to be reimbursed to the fund when realized	R$ 1,021,088
Subsidiaries
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Taxes included in noncurrent assets		R$ 1,062,634